RELATED PARTY TRANSACTIONS (Details) - Schedule of Balances and Transactions Between Members of the Lloyds Bank Group - Balances and transactions between members of the Lloyds Bank Group - GBP (£)
£ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Assets, included within:
Derivative financial instruments	£ 7,077	£ 8,546
Financial assets at fair value through profit or loss	1,203	0
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	128,241	200,696
Total financial assets	136,521	209,242
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	33,170	105,075
Financial liabilities at fair value through profit or loss	0	43
Derivative financial instruments	4,738	7,102
Debt securities in issue	20	0
Total financial liabilities	£ 37,928	£ 112,220